UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported) ____________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ____________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001013454

______________AXDB 2026-MULT1 Mortgage Trust______________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: 0002158812

______________Helaine M. Kaplan, (212) 250-5270______________

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated October 20, 2026, obtained by the depositor, with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

Attached as Exhibit 99.2 hereto is an underwriting information comparison agreed-upon procedures report, dated October 20, 2026, of Ernst & Young LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed on October 8, 2026 (the “Original Filing”) and is being filed solely to replace in its entirety each of the reports attached to the Original Filing as Exhibit 99.1 and Exhibit 99.2. With respect to each such report, the report is an updated version of the agreed-upon procedures report, dated October 8, 2026 of Ernst & Young LLP obtained by the depositor and furnished to the Commission as part of the Original Filing.

With respect to the report attached as Exhibit 99.1, the updated report was occasioned by (i) a change to the cut-off date with respect to the mortgage pool from October 2026 to November 2026, (ii) a change to the “startup day” of the REMIC Trust to 11/17/2026, (iii) removal of any “Additional Interest Period Loan” from paragraph 21 of Exhibit 2 to Attachment A of the report, (iv) and the finalization of certain source documents with respect to the NW Arkansas Portfolio mortgage loan and the corresponding removal of certain instructed values from the depositor with respect to the NW Arkansas Portfolio mortgage loan. Accordingly, the depositor provided Ernst & Young LLP with an updated electronic data file reflecting the revised terms; however, the findings of the updated report are the same as in the original report.

With respect to the report attached as Exhibit 99.2, the updated report was occasioned by (i) a change in the original principal balance of the NW Arkansas Portfolio mortgage loan to $36,061,000 and (ii) the removal of the Borrower Operating Statement Date Files and addition of the Insurance Review File as a primary source document with respect to the NW Arkansas Portfolio mortgage loan that was reviewed by Ernst & Young LLP in connection with its supporting expense comparison and recalculation procedures. Accordingly, the depositor provided Ernst & Young LLP with updated files reflecting the revised terms; however, the findings of the updated report are the same as in the original report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

Date: October 21, 2026

/s/ Helaine M. Kaplan____________________________

By: Helaine M. Kaplan, Managing Director
(senior officer in charge of securitization of the depositor)

/s/ Matt Smith________________________________

By: Matt Smith, Director
(senior officer in charge of securitization of the depositor)

AXDB 2026-MULT1 – ABS-15G

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated October 20, 2026, of Ernst & Young LLP.

Exhibit 99.2	Underwriting information comparison agreed-upon procedures report, dated October 20, 2026, of Ernst & Young LLP.

AXDB 2026-MULT1 – ABS-15G